Summary of Significant Accounting Policies (Tables) (FaceBank Group, Inc. Pre-Merger)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Sep. 30, 2020	Dec. 31, 2019
Schedule of Deferred Tax Liability

The following is a rollforward of the Company’s deferred tax liability from January 1, 2020 to September 30, 2020 (in thousands):

Balance at December 31, 2019	$30,879
Income tax benefit (associated with the amortization of intangible assets)	(1,038)
Deconsolidation of Nexway	(1,162)
Balance at March 31, 2020	$28,679
Acquisition of fuboTV Pre-Merger	65,613
Income tax benefit (associated with the amortization of intangible assets)	(3,498)
Balance at June 30, 2020	$90,794
Income tax benefit (associated with the amortization of intangible assets)	(16,071)
Measurement period adjustment	(65,295)
Balance at September 30, 2020	$9,428

Schedule of Revenues from Contracts with Customers Disaggregated by Major Business Activity

The following table presents the Company’s revenues disaggregated into categories based on the nature of such revenues (in thousands):

	Three Months Ended September 30		Nine months ended September 30
	2020	2019	2020	2019
Subscriptions	$53,433	$-	$92,945	$-
Advertisements	7,520	-	11,843	-
Software licenses, net – Nexway eCommerce Solutions	-	5,834	7,295	5,834
Other	249	-	586	-
Total revenue	$61,202	$5,834	$112,669	$5,834

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share

The following common share equivalents are excluded from the calculation of weighted average common shares outstanding because their inclusion would have been anti-dilutive:

	September 30,	September 30,
	2020	2019
Common stock purchase warrants	9,538,533	200,007
Series AA convertible preferred shares	64,648,724	-
Series D convertible preferred shares	-	455,233
Stock options	17,952,213	16,667
Convertible notes variable settlement feature	-	609,491
Total	92,139,470	1,281,398

FaceBank Group, Inc Pre-Merger [Member]
Schedule of Estimated Useful Life of Intangible Assets

The Company’s intangible assets represent definite lived intangible assets, which are being amortized on a straight- line basis over their estimated useful lives as follows:

Human animation technologies	7 years
Trademark and trade names	7 years
Animation and visual effects technologies	7 years
Digital asset library	5-7 years
Intellectual Property	7 years
Customer relationships	11 years

Schedule of Deferred Tax Liability

The following is a rollforward of the Company’s deferred tax liability from January 1, 2020 to March 31, 2020 (in thousands):

March 31, 2020
Beginning balance	$30,879
Income tax benefit (associated with the amortization of intangible assets)	(1,038)
Deconsolidation of Nexway	(1,162)
Ending balance	$28,679

The components of our deferred tax assets are as follows ($ in thousands).

	December 31,
	2019	2018
Deferred Tax Assets:
Net operating losses	$-	$1,042
Accrued compensation	-	205
Depreciation and amortization	-	13
Other	-	5
Total deferred tax assets	-	1,265
Less: Valuation allowance	-	(1,265)
Net Deferred Tax Assets:	$-	$-
Deferred Tax Liabilities:
Intangible assets	$(30,879)	$(35,000)
Net Deferred Tax Liability	$(30,879)	$(35,000)

Schedule of Revenues from Contracts with Customers Disaggregated by Major Business Activity

The following presents our revenues from contracts disaggregated by major business activity (in thousands):

Year Ended December 31, 2019
Nexway eCommerce Solutions	$3,359
Nexway Academics	912
Total	$4,271

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share

The following common share equivalents are excluded from the calculation of weighted average common shares outstanding because their inclusion would have been anti-dilutive:

	March 31,	March 31,
	2020	2019
Common stock purchase warrants	200,007	200,007
Series D Preferred Stock shares	456,000	-
Stock options	16,667	16,667
Convertible notes variable settlement feature	311,111	577,503
Total	983,785	794,177

The following common share equivalents are excluded from the calculation of weighted average common shares outstanding because their inclusion would have been anti-dilutive:

	December 31,
	2019	2018
Common stock purchase warrants	200,007	7
Series D convertible preferred shares	461,839	-
Series X convertible preferred shares	-	15,000,000
Stock options	16,667	16,667
Convertible notes variable settlement feature	190,096	196,243
Total	868,609	15,212,917

Schedule of Revenue Classified by the Major Geographic Areas	Revenues, classified by the major geographic areas in which our customers were located, were as follows (in thousands):
Revenues
Europe	$4,049
United States	222
Total	$4,271

FaceBank Group, Inc Pre-Merger [Member] | EAI Acquisition [Member]
Schedule of Deferred Tax Liability

The following is a rollforward of the Company’s deferred tax liability from January 1, 2019 to December 31, 2019 (in thousands):

	December 31, 2019	December 31, 2018
Beginning balance	$35,000	$-
Evolution AI acquisition	-	36,937
Namegames acquisition	-	177
Facebank acquisition	1,151	-
Nexway acquisition	450	-
Impairment of Nexway intangible assets	(450)	-
Income tax benefit (associated with the amortization of intangible assets)	(5,272)	(2,114)
Ending balance	$30,879	$35,000